Temporary Equity and Stockholders' Deficiency - Summary of Warrants Activity (Details) - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Warrants Outstanding Beginning	1,229,630	1,465,296	1,901,480
Number of Shares, Warrants Issued			2,250
Number of Shares, Warrants exercised
Number of Shares, Warrants cancelled	(237,464)	(235,666)	(438,434)
Number of Shares, Warrants Outstanding Ending	992,166	1,229,630	1,465,296
Number of Shares, Warrants Exercisable Ending	992,166	1,229,630
Weighted Average Exercise Price Outstanding	$ 2.15	$ 2.17	$ 2.20
Weighted Average Exercise Price Per Share Warrants Issued			2.00
Weighted Average Exercise Price Per Share Warrants exercised
Weighted Average Exercise Price Per Share Warrants cancelled	2.30	2.30	2.30
Weighted Average Exercise Price Outstanding	2.11	2.15	$ 2.17
Weighted Average Exercise Price Per Share Exercisable	$ 2.11	$ 2.15
Weighted Average Remaining Contractual Life Warrants Outstanding Ending	1 year 6 months	1 year 10 months 25 days
Weighted Average Remaining Contractual Life Warrants Exercisable	1 year 6 months	1 year 10 months 25 days
Aggregate Intrinsic Value Outstanding Ending
Aggregate Intrinsic Value Exercisable